Harbor International Core Fund Average Annual Total Returns		12 Months Ended		60 Months Ended		82 Months Ended	119 Months Ended	120 Months Ended	456 Months Ended
	Oct. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025 [2]	Dec. 31, 2025 [1]	Dec. 31, 2025 [1]
MSCI EAFE (ND) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	[1],[2]	8.92%	[1],[2]	9.33%	8.99%	8.18%	5.91%
Retirement Class
Prospectus [Line Items]
Average Annual Return, Percent		35.92%		11.78%		11.96%
Performance Inception Date	Mar. 01, 2019
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		35.72%		11.69%		11.87%
Performance Inception Date	Mar. 01, 2019
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		34.83%		10.72%		11.07%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		21.72%		9.16%		9.52%
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		35.30%		11.28%		11.46%
Performance Inception Date	Mar. 01, 2019

[1]	Since Inception return based on the inception date of the Institutional Class shares.
[2]	This index represents a broad measure of market performance.